Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

4 Summary of significant accounting policies

(a) Cash equivalents and restricted cash

The Group considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are composed primarily of time deposits and investments in money market accounts that are stated at cost, plus accrued interest, which approximates fair value.

Cash that is legally restricted for withdrawal or use is recorded as restricted cash.

(b) Short-term investments

Short-term investments comprise time deposits with original maturity terms of more than three months but due within one year and marketable equity securities. The marketable securities are classified as available-for-sale and carried at estimated fair value with unrealized gains or losses recorded as a component of accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are recognized in the statement of operations during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment and consideration of various factors including the severity and duration of the impairment, anticipated recovery, financial condition and near-term prospects of the investee, and our ability and intent to hold that security until the anticipated recovery in value occurs. Subsequent increases and decreases in the fair value of available-for-sale investments are included in comprehensive income except for an other-than-temporary impairment, which is recognized in the statement of operations.

The Company invests in marketable equity securities with the intent to make such funds readily available for operating or acquisition purposes and, accordingly, classifies them as short-term investments. Management determines the appropriate classification of its short-term investments and re-evaluates such determination at each balance sheet date.

The carrying values of time deposits approximate fair value because of their short maturities. The Company determines the fair value of marketable equity securities using quoted market prices.

(c) Accounts receivable

Accounts receivable is recorded at net realizable value, which includes an allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances and charged to the provision for doubtful accounts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is not likely to be recoverable. An account receivable is written off after all collection efforts have ceased.

(d) Prepaid minimum guarantees

The Group is required to pay nonrefundable minimum guarantees to movie studios in order to obtain the exclusive licensing rights (in Singapore and Malaysia) to distribute various feature films and television series. The amounts paid are recorded as prepaid minimum guarantees on the consolidated balance sheet and subsequently charged to expense in accordance with the expected useful life of the license, which typically has a term of one to two years. If all or a portion of the minimum guarantee subsequently appears not to be recoverable through future use of the rights obtained under the license, the nonrecoverable portion shall be charged to expense.

(e) Inventories

Inventories are stated at the lower of cost or market. Cost is calculated using a weighted-average cost formula and comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. For the years ended December 31, 2010 and 2011, the Group recorded a provision for stock obsolescence of $51,725 and $83,758 respectively. Inventory held at consignment locations is included in finished goods inventory as the Group retains full title and rights to the product.

(f) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Property and equipment are depreciated over their estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Office equipment	1-3 years
Computer hardware and other equipment	3-5 years
Motor vehicles	7-10 years
Leasehold improvements	the shorter of their estimated useful lives or the lease term
Buildings	45 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the relevant assets, and is recognized in the statement of operations and comprehensive income.

(g) Intangible assets

The Company applies the criteria specified in ASC 805 (“ASC 805”), “Business Combinations,” to determine whether an intangible asset should be recognized separately from goodwill. Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criteria. Under ASC 350, intangible assets with definite lives are amortized using the straight-line method over their respective estimated useful life. Intangible assets arising from business acquisitions are recognized and measured at fair value upon acquisition. Intangible assets are amortized over their estimated useful lives as follows:

Technology	1 - 5 years
VAS short codes licensed to PT Linktone	25 years
Customer base	1 - 4 years
Licenses	1 - 4 years
Partnership and non-compete agreements	1 - 5 years
Domain names	1 - 4 years
Software	1 – 10 years

(h) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Under ASC 350, goodwill and certain other intangible assets deemed to have indefinite useful lives are not amortized but are tested for impairment annually, or more frequently if events or changes in circumstances indicate potential impairment. In December of each year, the Company tests impairment of goodwill at the reporting unit level, and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The provisions of ASC 350 require that a two-step test be performed to assess goodwill for impairment. In the first step, an estimate of the fair value of the reporting unit is performed using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds its fair value, the second step of the impairment test is performed, which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any. In December 2009, an impairment charge of $2.5 million was recorded against goodwill assigned to the PC game reporting unit. No impairment of goodwill was recorded in 2010 and 2011.

The Company performed its annual goodwill impairment test as of December 31, 2011, and did not incur any impairment charge. The Company will continue to monitor the relationship of fair value to the recorded value of its consolidated net assets as economic events and changes occur, and it may perform interim impairment tests in the future. If future results are not consistent with its assumptions and estimates, the Company may be required to record impairment charges at a later date, which could materially and adversely affect our financial results.

(i) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets.” The Company assesses the recoverability of its long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets. The Company uses estimates and judgments in its impairment tests and, if different estimates or judgments had been utilized, the timing or the amount of the impairment charges could be different. No impairment of long-lived assets was recorded in 2009, 2010 or 2011.

(j) Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases that transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

(k) Revenue recognition

The Group recognizes revenues in the period in which the services are performed or the goods are delivered, provided that persuasive evidence of a contractual arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility is reasonably assured.

China VAS, mobile game & PC game

The Group’s revenues in the PRC are mainly derived from entertainment-oriented telecom value-added services, including Short Messaging Services (“SMS”), Multimedia Messaging Services (“MMS”), Wireless Application Protocol (“WAP”), JavaTM (“Java games”), Interactive Voice Response Services (“IVR”) and Ring Back (“RB”) services to phone users through various subsidiaries of China Mobile Communications Corporation (“China Mobile”), China United Communications Corporation (“China Unicom”), China Telecom Corporation (“China Telecom”) and China Netcom Corporation. Following the restructuring in the Chinese telecommunications industry initiated by the relevant PRC government authorities in May 2008, the previously existing operators have been consolidated into three new operators, namely China Mobile, China Unicom and China Telecom (collectively, the “Operators”), which can offer both mobile and fixed line services. Fees for these services are charged on a per message basis or on a monthly subscription basis, and vary according to the type of products and services delivered. The Group’s China VAS services are provided through codes the Group owns, known as “Access Codes” or “Short Codes”, which are special telephone numbers shorter than full telephone numbers widely used for value-added services, such as television program voting, ringtone ordering, charity donations and mobile services.

The Group contracts with the Operators for the transmission of telecom value-added services as well as for billing and collection services. The Group measures its revenues based on the total amount paid by its customers, for which the Operators bill and collect on the Group’s behalf. For this billing and collection service, the Operators retain a fixed percentage fee, which is reflected as a cost of revenue in the financial statements. In addition, for SMS and MMS services, the Operators charge the Group a network usage fee based on a fixed per message rate multiplied by the excess of messages sent over messages received. These network usage fees are likewise retained by the Operators, and are reflected as a cost of revenue in the financial statements. Network usage fees charged to the Group are reduced for messages received by the Group as the Operators separately charge the senders a fee for these transmissions. The Group has assessed its relationship with the Operators and the terms of the fee arrangements under ASC 605-45 (“ASC 605-45”), “Principal Agent Considerations,” and has concluded that reporting the gross amount billed to its customer is appropriate based on the following factors:

•	The Group’s ability to adjust the cost of revenue by adjusting the design or marketing of the services;

•	The Group’s ability to control the content of services and suppliers of that content as long as it does not violate applicable PRC law or the relevant policies of the Operators;

•	The Group’s assumption of all related legal and commercial risks arising from the content and services provided;

•	The Group’s assumption of risk of non-payment by customers; and

•	The Group’s ability to determine prices within ranges prescribed by the Operators.

A substantial portion of the Group’s revenue from the PRC is recorded based on monthly statements received from provincial- level subsidiaries of the Operators. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and various other assumptions the Group has developed based on historical experience, that are believed to be reasonable under the circumstances. For the years ended December 31, 2009, 2010, and 2011, 1.0%, 1.6% and 3.3% , respectively, of the Group’s revenues were based on management’s estimate.

The Group licenses content from independent content providers. Certain of these agreements determine the fees payable for content based on a percentage of revenues of the Group generated from the use of the content. The Group records its revenues inclusive of fees to be paid to content providers as the Group acts as the principal in these arrangements. The fees paid to content providers are recorded in cost of revenue.

The Group’s mobile game service revenue is primarily derived from providing downloadable mobile games products to mobile game operators. The Group contracts with mobile game operators who in turn provide a platform for users to download the Group’s mobile games. The Group earns a fixed fee on a per download basis based on monthly or quarterly statements from the mobile game operators.

The Group currently provides its PC game services through its subsidiaries, Brilliant, Wang You, and its VIE, Yuan Hang. The Group receives subscription fees from distributors for the sales of game cards, in either physical or virtual form, with a certain number of game points incorporated in the cards. The corresponding revenue is recognized as the game points are consumed by game players in games. Any sold game cards which are not activated by users and activated points which are not consumed in games constitute deferred revenue. Any game points held by players who are considered to be inactive are deemed consumed and recognized in revenue. The costs of PC game services include the cost of producing the game cards and bandwidth and server leasing charges.

Indonesian VAS

The Group’s revenues in Indonesia are derived from entertainment-oriented telecom value-added services to users of mobile telecommunications networks in Indonesia. The Group provides VAS services through agreements with Infokom, a related party, who in turn have cooperative arrangements with network operators in Indonesia as well as through agreements made directly with the operators in Indonesia. The Group assessed its relationship with Infokom and the network operators in Indonesia and the terms of the fee arrangements and determined that from the end users’ perspective, Infokom is responsible for fulfillment of the services for VAS services provided through Infokom. In addition, the Group also assessed its relationship with the network operators in Indonesia for VAS services provided through agreements made directly with the Indonesia operators under ASC 605-45, and concluded that reporting the net amount received from the Indonesia operators as revenue is appropriate based on consideration that the operators bear a significant portion of the credit risk and have the latitude to establish the prices.

A substantial portion of the Group’s revenue from Indonesia is recorded based on monthly statements received from Infokom. In certain instances, when a statement is not received within a reasonable period of time, the Group is required to make an estimate of the revenues and cost of revenue earned during the period covered by the statement. On a quarterly basis, the Group estimates a portion of its revenues using internally generated transmission data and various other assumptions the Group has developed, that are believed to be reasonable under the circumstances. For the years ended December 31, 2010 and 2011, an immaterial amount of the Group’s revenues from Indonesia was based on management’s estimate.

Media contents

The Group’s media sales arrangements are evidenced by individual sales agreements. The prices are stated in the agreements and not subject to adjustment. The Group recognizes revenue from the sale of goods when the risk of loss and title has been transferred to the customer, which usually occurs at the time shipment is made (i.e., destination point). For consignment sales, revenue is recognized when the Group receives notification that the goods have been sold by their customers.

(l) Income and other taxes

The Group accounts for income taxes pursuant to ASC 740-10, “Income Taxes — Overall,” which requires the liability approach for financial accounting and reporting for income taxes. Under this approach, deferred taxes are provided for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years when the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities reverse. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax asset will not be realized.

The Group applies ASC 740-10, which provides guidance on the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. Interest and penalties related to uncertain income tax liabilities, if and when required, are classified as income tax expense.

PRC

The Group is also subject to business taxes of 3-9% on the provision of taxable services, which include services provided to customers and, in certain instances, consultancy services provided by certain subsidiaries to the VIEs. The related business taxes paid for the services provided to customers and consultancy services are recognized as a reduction of revenues and in operating expenses, respectively.

Huitong and Linktone internet charge software license fees to the VIEs that are subject to value-added tax (“VAT”) at 17%. The Group is entitled to a tax refund equivalent to the portion of VAT expense in excess of 3%. The 3% portion of VAT expense is recognized as sales tax.

Singapore

Goods and services tax (“GST”) is a tax charged on the supply of goods and services made in Singapore and on the importation of goods into Singapore. The current rate for GST is 7%. A company must be GST-registered to collect GST if its annual turnover exceeds SGD 1 million from the sale of taxable goods and services. GST-registered companies may also claim back the GST incurred on their business purchases.

Indonesia

VAT is imposed on importers, providers of most goods and services, and users of intangible goods. The current VAT rate is 10%. The export of goods from Indonesia is zero-rated (i.e., subject to VAT at 0%).

(m) Advertising expenses

Advertising expenses generally represent the cost of promoting the Group’s products and services and are expensed as incurred. Advertising expenses totaled $3,575,313, $1,892,109 and $2,410,975 during the years ended December 31, 2009, 2010 and 2011 respectively.

(n) Stock-based compensation

The Group applies the provisions of ASC 718 for share-based employee compensation arrangements. The guidance requires the measurement of the cost of employee services received in exchange for an award of equity instruments (such as employee stock options) at the fair value on the grant date. That cost will be recognized on a straight-line basis over the period during which an employee is required to provide services in exchange for the award (the requisite service period). The Group calculates the fair value of each option grant on the date of grant using the Black-Scholes option pricing model and recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period of the award.

The determination of fair value of awards on the grant date using an option pricing model requires a number of complex and subjective assumptions, including our expected share price volatility over the term of the awards, the expected exercise behavior of our staff, and the expected dividend yield. The Group estimates the share price volatility based on the historical data. In the absence of sufficient historical data in the exercise behavior of our staff, the Group estimates for the short term using the simplified method which applies the mid-point of the life of the option and average vesting period.

In addition, the Group is required to estimate forfeitures at the time of grant and record share-based compensation expense only for those awards that are expected to vest. If actual forfeitures differ from those estimates, the Group may need to revise those estimates used in subsequent periods.

The assumptions and estimates used in calculating share-based compensation expense involve inherent uncertainties and the use of management judgment. Although the Group believes the assumptions and estimates made are reasonable and appropriate, changes in factors and assumptions could materially affect the results.

(o) Pensions and other post employment benefits

The Group participates in the national pension schemes as defined by the laws of the countries in which it has operations. Contributions to the schemes are recognized as an expense in the period in which the related service is performed. In particular, the Singapore companies in the Group make contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan. The Group has no legal obligation for the benefits beyond the contributions in these 2 countries.

In Indonesia, one of the subsidiaries of the Group has a defined contribution pension plan covering substantially all of its eligible employees and an unfunded employee benefits liability in accordance with Indonesia’s Labor Law No. 13/2003 dated March 25, 2003 (the “Law”). The provision for the Law has been calculated by comparing the benefit that will be received by an employee at normal pension age from the pension plan with the benefit as stipulated under the Law after deduction of accumulated employee contributions and the related investment results. If the employer-funded portion of the pension plan benefit is less than the benefit as required by the Law, the Company will provide for such shortage.

The calculation of estimated liability of employees benefits is determined using the projected-unit-credit method. Actuarial gains and losses for defined benefit plans are recognized in full in the period in which they occur in other comprehensive income. Such actuarial gains and losses are also immediately recognized in retained earnings and are not reclassified to profit or loss in subsequent periods.

The Company also provides long-term employment benefit other than pension which are unfunded.

(p) Subsidy income

Local governments in some provinces in the PRC grant the Group subsidy income based on a certain percentage of business taxes and income taxes paid by the Group either on a monthly or annual basis. The Group records such local government subsidy income in other income upon receipt. Local government subsidy income totaled $382,836, $467,809 and $20,406 during the years ended December 31, 2009, 2010 and 2011, respectively.

(q) Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income or loss of the Group includes cumulative foreign currency translation adjustments and unrealized gains or losses on short-term investments.

(r) Earnings per share

In accordance with ASC 260, “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted-average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Diluted net income or loss per share for 2009 and 2010 excluded the potentially dilutive effect of 0.6 million and 0.3 million options to purchase ordinary shares, respectively, as their effect was anti-dilutive.

(s) Fair value of financial instruments

The Company applies ASC 820-10 (“ASC 820-10”), “Fair Value Measurements and Disclosures,” which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets (Level 2); and unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The carrying amount of the Group’s cash and cash equivalents, restricted cash, accounts receivable, loans receivable from related parties, deposits and other current assets, accounts payable, accrued liabilities and other payables approximate their fair value due to the short maturity of those instruments. The Group’s available-for-sale investments are carried at their fair value based on a market interest rate or quoted market price, being Level 1 of the fair value hierarchy, at the reporting date provided by the investment custodian.

(t) Segment reporting

The Group follows ASC 280 (“ASC 280”), “Segment Reporting,” for its segment reporting. The Group is organized into business units based on their different service offerings. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews and evaluates separate sets of financial information for the Group’s operating segments for the purpose of making decisions regarding resource allocation and performance assessment. In 2009, the Group operated in two business segments, namely (i) China VAS & mobile game and (ii) PC game. In 2010, the Group operated in four business segments, namely (i) China VAS & mobile game, (ii) Indonesia VAS, (iii) Media content, and (iv) PC game. In 2011, in line with the business growth, the Group’s CODM reviews results of China VAS, mobile game and PC game as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group. The three business segments are namely (i) China VAS, mobile game & PC game, (ii) Indonesia VAS and (iii) Media content. The reported segment information for 2009 and 2010 has been retrospectively adjusted in order to conform to the change in segment presentation in 2011.

(u) Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

(v) Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011- 11, Disclosures about Offsetting Assets and Liabilities. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after January 1, 2013. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB issued ASU No. 2011- 08, Testing of Goodwill for Impairment. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued ASU No. 2011- 05, Presentation of Comprehensive Income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for the Company beginning January 1, 2012.

In May 2011, the FASB issued ASU No. 2011- 04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRS. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for the Company beginning January 1, 2012. Other than requiring additional disclosures, the Company does not anticipate any material impact on its consolidated financial statements upon adoption.